American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2055 Portfolio
April 30, 2025

One Choice 2055 Portfolio - Schedule of Investments
APRIL 30, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 54.0%
Focused Dynamic Growth Fund G Class(2)	569,187	38,021,697
Focused Large Cap Value Fund G Class	9,780,037	99,658,579
Growth Fund G Class	1,089,625	60,038,361
Heritage Fund G Class	1,747,971	47,876,939
Large Cap Equity Fund G Class	2,237,556	109,617,886
Mid Cap Value Fund G Class	3,565,332	54,549,580
Select Fund G Class	12,821	1,490,166
Small Cap Growth Fund G Class	914,003	19,916,134
Small Cap Value Fund G Class	2,135,809	19,948,454
		451,117,796
International Equity Funds — 25.6%
Emerging Markets Fund G Class	4,211,692	49,108,330
Global Real Estate Fund G Class	1,592,007	20,759,768
International Growth Fund G Class	4,392,816	57,941,242
International Small-Mid Cap Fund G Class	2,234,496	22,613,098
International Value Fund G Class	3,263,029	32,075,570
Non-U.S. Intrinsic Value Fund G Class	3,328,711	31,023,589
		213,521,597
Domestic Fixed Income Funds — 14.7%
Diversified Bond Fund G Class	9,115,467	83,588,835
High Income Fund G Class	2,529,973	21,555,370
Inflation-Adjusted Bond Fund G Class	1,649,168	17,778,033
		122,922,238
International Fixed Income Funds — 5.7%
Emerging Markets Debt Fund G Class	1,489,195	13,313,405
Global Bond Fund G Class	3,934,625	34,467,319
		47,780,724
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $716,732,881)		835,342,355
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$835,342,355

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2025 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$40,607	$4,349	$5,290	$(1,644)	$38,022	569	$4,536	—
Focused Large Cap Value Fund	109,131	14,156	17,273	(6,355)	99,659	9,780	681	$9,329
Growth Fund	62,638	10,889	7,640	(5,849)	60,038	1,090	2,694	3,341
Heritage Fund	50,309	10,188	9,296	(3,324)	47,877	1,748	2,792	5,505
Large Cap Equity Fund(4)	115,186	16,254	8,637	(13,185)	109,618	2,238	2,399	7,929
Mid Cap Value Fund	61,362	5,459	7,236	(5,035)	54,550	3,565	284	4,803
Select Fund	186	1,538	13	(221)	1,490	13	(1)	56
Small Cap Growth Fund	23,212	1,416	2,707	(2,005)	19,916	914	683	246
Small Cap Value Fund	23,723	3,443	2,522	(4,696)	19,948	2,136	422	1,480
Emerging Markets Fund	50,565	4,761	6,815	597	49,108	4,212	248	949
Global Real Estate Fund	21,845	1,181	2,062	(204)	20,760	1,592	239	655
International Growth Fund	59,625	3,369	5,778	725	57,941	4,393	239	854
International Small-Mid Cap Fund	22,726	1,228	493	(848)	22,613	2,234	(86)	641
International Value Fund	32,859	2,561	5,469	2,125	32,076	3,263	574	1,565
Non-U.S. Intrinsic Value Fund	31,895	6,898	6,479	(1,290)	31,024	3,329	(547)	3,716
Diversified Bond Fund	87,994	12,156	17,873	1,312	83,589	9,115	(2,176)	3,294
High Income Fund	21,583	1,501	1,427	(102)	21,555	2,530	(154)	1,184
Inflation-Adjusted Bond Fund	17,378	787	804	417	17,778	1,649	(128)	365
Emerging Markets Debt Fund	12,854	837	587	209	13,313	1,489	(100)	465
Global Bond Fund	34,764	1,862	2,620	461	34,467	3,935	(429)	1,079
	$880,442	$104,833	$111,021	$(38,912)	$835,342	59,794	$12,170	$47,456
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.